Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Weighted Average Assumptions Black-Scholes Option Pricing Model

In order to determine the fair value of the Common Series A Units and Common Series B Units, the Company used the Black-Scholes option pricing model using the following weighted average assumptions:

December 18, 2017
Dividend yield	0.0%
Expected volatility	33.5%
Risk-free interest rate	1.8%
Lack of marketability discount	10.0%
Expected term (years)	2.0

Schedule of Supplemental Information on an Unaudited Pro Forma Basis

Unaudited supplemental information on a pro forma basis, presented as if the acquisitions completed during the period from January 1, 2020 to December 4, 2020 and for the year ended December 31, 2019, had been consummated as of the beginning of the comparative prior period, is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
(in thousands, except per share data)
Total revenues	$784,840	$997,479	$2,307,999	$2,791,366
Net income (loss) attributable to stockholder of Advantage Solutions Inc.	$38,277	$24,603	$(20,447)	$(29,522)
Basic earnings per share	306,220	196,822	(163,578)	(236,176)
Diluted earnings per share	306,220	196,822	(163,578)	(236,176)

Supplemental information on an unaudited pro forma basis, as if the acquisitions executed during the periods from January 1, 2020 to April 22, 2020, and the years ended December 31, 2019, 2018, and 2017, had been consummated as of the beginning of the comparative prior period, as follows:

	Year Ended December 31,
	2019	2018	2017
(in thousands, except per share data)
Total revenues	$3,861,106	$3,772,569	$3,825,786
Net income (loss) attributable to stockholder of Advantage Solutions Inc.	$(7,913)	$(1,152,738)	$397,799
Basic earnings per share	$(63,304)	$(9,221,904)	$3,182,392
Diluted earnings per share	$(63,304)	$(9,221,904)	$3,182,392

2019 Acquisitions
Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions

The preliminary fair values of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2019, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$10,582
Holdbacks	915
Fair value of contingent consideration	2,519

Total consideration	$14,016

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$6,853
Other assets	1,390
Identifiable intangible assets	10,400

Total assets	18,643

Liabilities
Accounts payable	2,138
Accrued compensation and benefits	2,478
Deferred revenue	1,258
Long-term debt	1,009
Deferred income tax liabilities	2,334
Noncontrolling interest and other liabilities	2,761

Total liabilities and noncontrolling interest	11,978

Total identifiable net assets	6,665

Goodwill arising from acquisitions	$7,351

Schedule of Fair Value and Estimated Useful Lives of Intangible Assets Acquired

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$7,562	10 years
Trade Names	2,838	5 years

Total identifiable intangible assets	$10,400

2018 Acquisitions
Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions

The fair values of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2018, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$109,784
Holdbacks	1,350
Fair value of contingent consideration	18,653

Total consideration	$129,787

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$11,098
Other assets	652
Property and equipment	388
Identifiable intangible assets	49,630

Total assets	61,768

Liabilities
Total liabilities	8,148

Total identifiable net assets	53,620

Goodwill arising from acquisitions	$76,167

Schedule of Fair Value and Estimated Useful Lives of Intangible Assets Acquired

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$45,230	10 years
Developed technology	4,400	5 years

Total identifiable intangible assets	$49,630

2017 Acquisitions
Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions

The fair value of the identifiable assets and liabilities as of December 31, 2017 were as follows:

December 18, 2017
(in thousands)
Total consideration in the form of issuance of equity	$671,101
Assets
Cash and cash equivalents	79,624
Accounts receivable	187,907
Prepaid and other current assets	26,586
Property and equipment	19,562
Identifiable intangible assets	331,100
Investment in unconsolidated affiliates	7,285
Deferred income tax assets	2,958
Other assets	17,476

Total assets	672,498

Liabilities
Accounts payable	51,086
Accrued compensation and benefits	73,235
Other accrued expenses	56,412
Deferred revenue	857
Long-term debt	207,007
Deferred income tax liabilities	40,867
Other long-term liabilities and noncontrolling interest	32,200

Total liabilities and noncontrolling interest	461,664

Total identifiable net assets	210,834

Goodwill arising from the Daymon Acquisition	$460,267

Other 2017 Acquisitions

The fair value of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2017, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$140,881
Holdbacks	3,391
Fair value of contingent consideration	94,985

Total consideration	$239,257

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$41,578
Other assets	22,461
Property and equipment	2,993
Identifiable intangible assets	102,366

Total assets	169,398

Liabilities
Total liabilities & noncontrolling interest	58,602

Total identifiable net assets	110,796

Goodwill arising from acquisitions	$128,461

Schedule of Fair Value and Estimated Useful Lives of Intangible Assets Acquired

The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$235,000	10 years
Trade name	90,000	10 years
Covenant not to compete	6,100	5 years

Total identifiable intangible assets	$331,100

Other 2017 Acquisitions

The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$84,566	12 years
Trade names	12,040	5 years
Developed technology	5,760	5 years

Total identifiable intangible assets	$102,366

2020 Acquisitions
Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions

The preliminary fair values of the identifiable assets and liabilities of the acquisitions completed during the nine months ended September 30, 2020, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$51,389
Holdbacks	3,487
Fair value of contingent consideration	17,210

Total consideration	$72,086

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$2,605
Other assets	2,925
Property and equipment	321
Identifiable intangible assets	32,610

Total assets	38,461

Liabilities
Total liabilities	4,402

Total identifiable net assets	34,059

Goodwill arising from acquisitions	$38,027

Schedule of Fair Value and Estimated Useful Lives of Intangible Assets Acquired

The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The preliminary fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$32,610	10 years